CLOSURE AND RECLAMATION PROVISIONS (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]
$ in Thousands
Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 56,557
Caylloma M&I Property [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 15,816
Discount rate	3.22%
Inflation rate	2.00%
San Jose M&I Property [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 7,846
Discount rate	7.56%
Inflation rate	5.55%
Lindero Project [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 18,772
Discount rate	1.94%
Inflation rate	4.00%
Yaramoko Mine [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 12,634
Discount rate	2.08%
Inflation rate	2.60%
Seguela Project [Member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 1,489
Discount rate	2.08%
Inflation rate	2.50%